As filed with the Securities and Exchange Commission on May 25, 2011

1933 Act File No. 333-

1940 Act File No. 811-22530

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO.	☐

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
AMENDMENT NO. 6	☒

(Check appropriate box or boxes)

Salient MLP & Energy Infrastructure Fund

(Exact Name of Registrant as Specified in Charter)

4265 San Felipe, Suite 800, Houston, Texas 77027

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (713) 993-4675

A. HAAG SHERMAN

4265 San Felipe, Suite 800, Houston, Texas 77027

(Name and Address of Agent for Service)

Copies of Communications to:

George J. Zornada K&L Gates LLP State Street Financial Center One Lincoln Street Boston, Massachusetts 02111	Richard H. Kronthal Andrews Kurth LLP 450 Lexington Avenue New York, New York 10017

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

☒	This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-172654.

If any of the securities being registered on this form are to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☐

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to Section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered (1)	Proposed Maximum Offering Price Per Unit (1)	Proposed Maximum Aggregate Offering Price (1)	Amount of Registration Fees (1)(2)(3)
Common Shares of Beneficial Interest, $0.01 par value	1,000,000	$25.00	$25,000,000	$2,902.50

(1)	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933.
(2)	Includes Shares that may be offered to the Underwriters pursuant to an option to cover over-allotments.
(3)	Fee previously paid in connection with the initial filing filed on March 7, 2011 and the third pre-effective amendment to the Registration Statement filed on May 19, 2011.

EXPLANATORY NOTICE

This Registration Statement is being filed to register additional Common Shares of the Registrant pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 relating to the same offering (File No. 333-172654), filed by the Registrant with the Securities and Exchange Commission, as declared effective on May 25, 2011, including the prospectus and statement of additional information included therein, are incorporated herein by reference.

Any required consents are listed on the Exhibits Index attached hereto and filed herewith.

PART C — Other Information

Item 25.	Financial Statements and Exhibits

(1)	Financial Statements

Part A	None

Part B	Financial statements dated April 21, 2011, notes thereto and the report of the Independent Registered Public Accounting Firm dated April 29, 2011

(2)	Exhibits

(a)(1)	Certificate of Trust dated February 24, 2011 (1).

(a)(2)	Agreement and Declaration of Trust dated February 24, 2011 (1).

(b)	Bylaws (2).

(c)	Not Applicable.

(d)	See Exhibits (a)(1), (a)(2) and (b).

(e)	Distribution Reinvestment Plan (2).

(f)	Not Applicable.

(g)	Investment Management Agreement between Registrant and Salient Capital Advisors, LLC (2).

(h)(1)	Form of Underwriting Agreement (3).

(h)(2)	Form of Master Agreement Among Underwriters (3).

(h)(3)	Form of Master Selected Dealer Agreement (3).

(h)(4)	Form of Additional Compensation Agreement (3).

(i)	Not Applicable.

(j)(1)	Custody Agreement between Registrant and U.S. Bank N.A. (3).

(k)(1)	Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC (3).

(k)(2)	Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC (3).

(k)(3)	Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC (3).

(k)(4)	Form of Structuring Fee Agreement (3).

(k)(5)	Advisory Fee Waiver Agreement (2).

(l)(1)	Opinion and Consent of K&L Gates LLP filed herewith.

(l)(2)	Tax Opinion of K&L Gates LLP filed herewith.

(m)	Not Applicable

(n)	Consent of Independent Registered Public Accounting Firm filed herewith.

(o)	Not Applicable

(p)	Subscription Agreement between Salient Capital Advisors, LLC and Registrant (2).

(q)	Not Applicable

(r)(1)	Code of Ethics of Registrant (2).

(r)(2)	Code of Conduct of Salient Capital Advisors, LLC (2).

(s)	Powers of Attorney filed herewith (3).

(1)	Incorporated by reference to exhibits filed with Registrant’s registration statement on Form N-2, as submitted to the Securities and Exchange Commission (“SEC”) via EDGAR on March 7, 2011 (the “Initial Registration Statement”).
(2)	Incorporated by reference to exhibits filed with the second pre-effective amendment to the Registrant’s registration statement on Form N-2, as submitted to the SEC via EDGAR on May 4, 2011.
(3)	Incorporated by reference to exhibits filed with the fourth pre-effective amendment to the Registrant’s registration statement on Form N-2, as submitted to the SEC via EDGAR on May 24, 2011.

Item 26.	Marketing Arrangements

Reference is made to (i) the form of Underwriting Agreement, the form of Master Agreement Among Underwriters and the form of Master Selected Dealer Agreement filed as Exhibit (h)(1), Exhibit (h)(2) and Exhibit (h)(3), respectively, to the Registration Statement, and (ii) the section in the prospectus which forms a part of the Registration Statement entitled “Underwriting” (Part A of the Registration Statement).

Item 27.	Other Expenses and Distribution

The following table sets forth all expenses, other than underwriting discounts and commissions, to be incurred in connection with the offering described in this Registration Statement. All the amounts shown are estimates except for the SEC registration fee, the FINRA fee, and the NYSE listing fee.

Securities and Exchange Commission registration fee	$18,576
Printing and engraving expenses	$125,000
FINRA fee	$17,150

NYSE listing fees	$19,912
Accounting Fees and Expenses	$3,500
Legal fees and expenses	$500,000

Total	$685,589

SCA has agreed to pay all organizational expenses and the amount by which the aggregate of all of our offering costs exceeds $0.05 per share. Based on an offering of $200 million shares, all amounts above $400,000 of the total above would be paid by SCA.

Item 28.	Persons Controlled by or Under Common Control

None

Item 29.	Number of Holders of Securities

As of May 24, 2011, the number of record holders of each class of securities of the Registrant was:

Title of Class	Number of Record Holders
Common Share, $0.01 par value per share	1

Item 30.	Indemnification

The Registrant is an organization of the type commonly known as a “Delaware statutory trust.” The Registrant’s Declaration of Trust provides that the Trustees and officers of the Registrant, in their capacity as such, will not be personally liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to the Fund or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

The Registrant’s Declaration of Trust authorizes the Registrant, to the maximum extent permitted by Delaware law and subject to the requirements of the 1940 Act, to obligate the Registrant to indemnify any present or former trustee or officer or any individual who, while serving as the Registrant’s trustee or officer and, at the Registrant’s request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, limited liability company, employee benefit plan or other enterprise as a trustee, officer, partner, director, manager or member, from and against any claim or liability to which that individual may become subject or which that individual may incur by reason of his or her service in any such capacity and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding.

The Registrant’s Bylaws obligate the Registrant, to the maximum extent permitted by Delaware law and subject to the requirements of the 1940 Act, to indemnify any present or former trustee or officer or any individual who, while serving as the Registrant’s trustee or officer and, at the Registrant’s request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, limited liability company, employee benefit plan or other enterprise as a trustee, officer, partner, director, manager or member and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in any such capacity and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding. The Registrant’s Declaration of Trust and Bylaws also permit the Registrant to indemnify and advance expenses to any individual who served any predecessor of the Registrant in any of the capacities described above and any employee or agent of the Registrant or a predecessor of the Registrant, if any.

In accordance with the 1940 Act, the Registrant will not indemnify any person for any liability to which such person would be subject by reason of such person’s willful misconduct, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

The information in the SAI under the caption “Management — Trustees and Officers” is hereby incorporated by reference.

Part B and Schedules A and D of Form ADV of the Adviser (SEC File No. 028-14184), incorporated herein by reference, sets forth the officers of the Adviser and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers during the past two years.

Item 32.	Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are kept by the Registrant or its adviser, custodian, transfer agent, administrator and fund accountant.

Item 33.	Management Services

Not applicable.

Item 34.	Undertakings

1. The Registrant undertakes to suspend the offering of its common shares until it amends the prospectus filed with its Initial Registration Statement if (1) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the registration statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2. Not Applicable.

3. Not Applicable.

4. Not Applicable.

5. The Registrant undertakes that:

(a) For the purpose of determining any liability under the Securities Act of 1933, as amended, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective; and

(b) For the purpose of determining any liability under the Securities Act of 1933, as amended, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information

.

NOTICE

A copy of the Agreement and Declaration of Trust of Salient MLP & Energy Infrastructure Fund is on file with the Secretary of State of the State of Delaware and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually, but are binding only upon the assets and property of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Houston, and State of Texas, on the 25th day of May, 2011.

Salient MLP & Energy Infrastructure Fund

*
A. Haag Sherman, Chairman

Pursuant to the requirements of the Securities Act, this amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

* A. Haag Sherman	Trustee	May 25, 2011

* John A. Blaisdell	Trustee	May 25, 2011

* Karin B. Bonding	Trustee	May 25, 2011

* Jonathan P. Carroll	Trustee	May 25, 2011

* Dr. Bernard A. Harris, Jr.	Trustee	May 25, 2011

* Richard C. Johnson	Trustee	May 25, 2011

* Andrew B. Linbeck	Trustee	May 25, 2011

* G. Edward Powell	Trustee	May 25, 2011

* Scott E. Schwinger	Trustee	May 25, 2011

/s/ Gregory A. Reid Gregory A. Reid	Chief Executive Officer	May 25, 2011

/s/ John E. Price John E. Price	Principal Financial Officer	May 25, 2011

*By:	/s/ John E. Price
John E. Price
(as Attorney-in-Fact)

SIGNATURES

Salient MLP & Energy Infrastructure Fund, Inc. has duly caused this amended Registration Statement of Salient MLP & Energy Infrastructure Fund to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, and State of Texas, on the 25th day of May 2011.

Salient MLP & Energy Infrastructure Fund, Inc.

*
A. Haag Sherman, Chairman

Pursuant to the requirements of the Securities Act, this amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

* A. Haag Sherman	Director	May 25, 2011

* John A. Blaisdell	Director	May 25, 2011

* Karin B. Bonding	Director	May 25, 2011

* Jonathan P. Carroll	Director	May 25, 2011

* Dr. Bernard A. Harris, Jr.	Director	May 25, 2011

* Richard C. Johnson	Director	May 25, 2011

* Andrew B. Linbeck	Director	May 25, 2011

* G. Edward Powell	Director	May 25, 2011

* Scott E. Schwinger	Director	May 25, 2011

/s/ Gregory A. Reid Gregory A. Reid	Chief Executive Officer	May 25, 2011

/s/ John E. Price John E. Price	Principal Financial Officer	May 25, 2011

*By:	/s/ John E. Price
John E. Price
(as Attorney-in-Fact)

INDEX TO EXHIBITS

(l)	Opinion and Consent of K&L Gates LLP as to Registrant’s Common Shares.

(n)	Consent of Independent Registered Public Accounting Firm.